Related Party Balances and Transactions - Schedule of Amount Due from and Due to Related Parties (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Mr. Lihai Zhang [Member]
Related Party Transaction [Line Items]
Relationship	Senior Employee
Nature	Advances for operational purpose
Amount due from related parties		$ 874,397
Amount due to related parties	54,139
Advanced from related parties	54,919
Repayments to related parties	130,929	12,757	783,977
Disposal of revenue equipment collected by related parties	695	16,636	20,776
Purchase of revenue equipment paid by related parties			15,307
Offset amount due from related parties	199,528		1,552,250
Offset by amount due to related parties		847,350
Collection from loans to related parties	862,756
Offset between amount due to related parties and loan to third party	$ 67,904
Ms. Shasha Chen [Member]
Related Party Transaction [Line Items]
Relationship	Spouse of Mr. Zhengjun Tao
Nature	Short-term loans bearing no interests
Amount due from related parties		1,165,480
Related Party [Member]
Related Party Transaction [Line Items]
Amount due from related parties		2,039,877
Amount due to related parties	1,646,512	1,270,765
Advanced from related parties	4,772,348	263,976	2,370,680
Repayments to related parties	1,791,509	2,390,802	2,111,086
Disposal of revenue equipment collected by related parties	6,927	32,767	64,248
Purchase of revenue equipment paid by related parties	123,872	45,957	18,115
Offset amount due from related parties	1,723,255	1,129,080	2,074,225
Offset by amount due to related parties	1,723,255	1,129,080	2,074,225
Collection from loans to related parties	2,012,719
Offset between amount due to related parties and loan to third party	$ 2,784,171
Mr. Zhengjun Tao [Member]
Related Party Transaction [Line Items]
Relationship	Chairman and Chief Executive Officer
Nature	Advances for operational purpose
Amount due to related parties		2,893
Advanced from related parties			1,713,361
Repayments to related parties	1,595,893	951,854
Disposal of revenue equipment collected by related parties	6,232	14,719	1,118
Purchase of revenue equipment paid by related parties	123,872	45,957	446
Offset amount due from related parties	1,475,399	656,803
Offset by amount due to related parties			2,074,225
Zhejiang Zhoushan Yamei Container Transportation Co., Ltd. [Member]
Related Party Transaction [Line Items]
Relationship	Mr. Zhengjun Tao holding 90% of the company’s shares
Nature	Advances for operational purpose
Amount due to related parties		7,887
Ms. Shasha Chen One [Member]
Related Party Transaction [Line Items]
Relationship	Spouse of Mr. Zhengjun Tao
Nature	Advances for operational purpose
Amount due to related parties	$ 94,864
Mr. Chun Gao [Member]
Related Party Transaction [Line Items]
Relationship	Senior Employee
Nature	Advances for operational purpose
Amount due to related parties		16,579
Advanced from related parties		18,036
Repayments to related parties	64,687		357,031
Disposal of revenue equipment collected by related parties		1,412	42,354
Offset amount due from related parties	$ 48,328		60,072
Shenzhen Longanda Environmental Protection Equipment Co., Ltd. [Member]
Related Party Transaction [Line Items]
Relationship	Mr. Chun Gao holds 50% of the shares of the company
Nature	Advances for operational purpose
Amount due to related parties		2,725
Advanced from related parties		1,652	83,149
Ms. Xing Wang [Member]
Related Party Transaction [Line Items]
Relationship	Executive Director
Nature	Advances for deferred offering costs
Amount due to related parties	$ 489,591	422,223
Ms. Xing Wan One [Member]
Related Party Transaction [Line Items]
Relationship	Executive Director
Nature	Advances for operational purpose
Amount due to related parties	$ 1,007,918	818,458
Ms. Shasha Chen Two [Member]
Related Party Transaction [Line Items]
Relationship	Spouse of Mr. Zhengjun Tao
Advanced from related parties	$ 4,041,140
Zhejiang Zhoushan Yamei Container Transportation Co. One [Member]
Related Party Transaction [Line Items]
Relationship	Mr. Zhengjun Tao holding 90% of the company’s shares
Advanced from related parties	$ 486,829
Ms. Xing Wan Two [Member]
Related Party Transaction [Line Items]
Relationship	Executive Director
Advanced from related parties	$ 189,460	244,288	574,170
Zhejiang Zhoushan Yamei Container Transportation Co. Two [Member]
Related Party Transaction [Line Items]
Relationship	Mr. Zhengjun Tao holding 100% of the company’s shares
Repayments to related parties		464,368	386,092
Ms. Laidi Wei [Member]
Related Party Transaction [Line Items]
Relationship	Immediate family member of Mr. Zhengjun Tao
Repayments to related parties		38,960
Ms. Shasha Chen Three [Member]
Related Party Transaction [Line Items]
Relationship	Spouse of Mr. Zhengjun Tao
Repayments to related parties		922,863	583,986
Ms. Shasha Chen Four [Member]
Related Party Transaction [Line Items]
Relationship	Spouse of Mr. Zhengjun Tao
Purchase of revenue equipment paid by related parties			2,362
Zhejiang Zhoushan Yamei Container Transportation Co. Three [Member]
Related Party Transaction [Line Items]
Relationship	Mr. Zhengjun Tao holding 100% of the company’s shares
Offset amount due from related parties		472,277	461,903
Offset by amount due to related parties	$ 494,612
Ms. Shasha Chen Five [Member]
Related Party Transaction [Line Items]
Relationship	Spouse of Mr. Zhengjun Tao
Offset by amount due to related parties	$ 1,228,643	281,730
Ms. Xing Wan Three [Member]
Related Party Transaction [Line Items]
Relationship	Executive Director
Borrowings from a related party to pay deferred offering cost	$ 67,368	109,617	312,606
Ms. Shasha Chen Six [Member]
Related Party Transaction [Line Items]
Relationship	Spouse of Mr. Zhengjun Tao
Collection from loans to related parties	$ 1,149,963
Ms. Shasha Chen Seven [Member]
Related Party Transaction [Line Items]
Relationship	Spouse of Mr. Zhengjun Tao
Offset between amount due to related parties and loan to third party	$ 2,716,267